CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of cash and cash equivalents [Abstract]
Cash on hand	$ 4,982	$ 8,974
Bank balances	329,632	331,218
Overnight	350,080	282,164
Total Cash	684,694	622,356
Cash equivalents
Time deposits	165,791	415,633
Mutual funds	222,094	43,653
Total cash equivalents	387,885	459,286
Total cash and cash equivalents	$ 1,072,579	$ 1,081,642	$ 1,142,004	$ 949,327